Defined benefit plans (Detail 6) SFr in Millions		12 Months Ended
		Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2016 CHF (SFr) yr
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		15.1	15.1
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		SFr 1,120	SFr 1,140
Benefits expected to be paid between 1 and 3 years		2,236	2,204
Benefits expected to be paid between 3 and 6 years		3,368	3,394
Benefits expected to be paid between 6 and 11 years		5,423	5,439
Benefits expected to be paid between 11 and 16 years		4,980	5,041
Benefits expected to be paid in more than 16 years		SFr 16,757	SFr 17,162
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		20	22.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		SFr 81	SFr 72
Benefits expected to be paid between 1 and 3 years		177	164
Benefits expected to be paid between 3 and 6 years		328	315
Benefits expected to be paid between 6 and 11 years		699	710
Benefits expected to be paid between 11 and 16 years		786	856
Benefits expected to be paid in more than 16 years		SFr 4,216	SFr 6,064
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	10.6	10.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		SFr 105	SFr 103
Benefits expected to be paid between 1 and 3 years		212	213
Benefits expected to be paid between 3 and 6 years		321	328
Benefits expected to be paid between 6 and 11 years		558	562
Benefits expected to be paid between 11 and 16 years		501	514
Benefits expected to be paid in more than 16 years		SFr 865	SFr 958
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		15.1	15.1
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[2]	SFr 689	SFr 1,140
Benefits expected to be paid between 1 and 3 years	[2]	1,389	2,204
Benefits expected to be paid between 3 and 6 years	[2]	2,085	3,394
Benefits expected to be paid between 6 and 11 years	[2]	3,326	5,439
Benefits expected to be paid between 11 and 16 years	[2]	3,090	5,041
Benefits expected to be paid in more than 16 years	[2]	SFr 10,453	SFr 17,162
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		20	22.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		SFr 81	SFr 72
Benefits expected to be paid between 1 and 3 years		177	164
Benefits expected to be paid between 3 and 6 years		328	315
Benefits expected to be paid between 6 and 11 years		699	710
Benefits expected to be paid between 11 and 16 years		786	856
Benefits expected to be paid in more than 16 years		SFr 4,216	SFr 6,064
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	10.6	10.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		SFr 105	SFr 103
Benefits expected to be paid between 1 and 3 years		212	213
Benefits expected to be paid between 3 and 6 years		321	328
Benefits expected to be paid between 6 and 11 years		558	562
Benefits expected to be paid between 11 and 16 years		501	514
Benefits expected to be paid in more than 16 years		SFr 865	SFr 958

[1]	The duration of the defined benefit obligation represents a weighted average across US and German plans.
[2]	The decrease in benefits expected to be paid in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG.